Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Impairment of long lived assets	$ 4,843	$ 22,722	$ 29,604
Impairment of PPE		4,015
Depreciation	12,836	10,703	14,106
Depreciation expense included in cost of sales	4,707	$ 1,918	$ 3,130
Corporate and Technology Investments
Property, Plant and Equipment [Line Items]
Impairment of long lived assets	$ 2,708